	Otter Creek Long/Short Opportunity Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 70.4%
Aerospace & Defense: 2.3%
64,800	Parsons Corp. 1	$3,202,416
Apparel Retail: 1.1%
17,100	The TJX Companies, Inc.	1,479,663
Application Software: 5.0%
79,000	Black Knight, Inc. 1,2	5,555,280
4,650	Microsoft Corp.	1,562,028

		7,117,308
Asset Management & Custody Banks: 1.2%
141,400	Blue Owl Capital, Inc. - Class A	1,742,048
Construction & Engineering: 8.6%
50,554	Ameresco, Inc. - Class A 1	2,942,748
50,602	Jacobs Solutions, Inc. 2	6,345,997
13,975	Quanta Services, Inc.	2,817,640

		12,106,385
Consumer Finance: 2.0%

37,500	PayPal Holdings, Inc. 1	2,843,250
Data Processing & Outsourced Services: 1.1%
6,733	Visa, Inc. - Class A	1,600,636
Electrical Components & Equipment: 5.4%

16,000	Eaton Corp PLC 2	3,285,120
40,000	Schneider Electric SE	1,424,000
115,500	Vertiv Holdings Co.	3,004,155

		7,713,275
Electronic Equipment & Instruments: 1.2%

5,500	Zebra Technologies Corp. - Class A 1	1,693,780
Electronic Manufacturing Services: 1.0%
52,709	Flex Ltd. 1	1,442,118

Fertilizers & Agricultural Chemicals: 1.1%

26,700	Corteva, Inc.
Financial Exchanges & Data: 4.4%
54,600	Intercontinental Exchange, Inc. 2
Financial Services: 0.7%
204,586	E2open Parent Holdings, Inc. - Class A 1
Health Care Equipment: 5.8%
85,069	Hologic, Inc. 1,2
10,676	Zimmer Biomet Holdings, Inc.
Homefurnishing Retail: 2.1%
7,700	RH 1
Insurance Brokers: 5.7%
10,500	Arthur J Gallagher & Co.
229,621	BRP Group, Inc. - Class A 1
Interactive Media & Services: 4.2%
18,700	Meta, Inc. - Class A 1
Internet Software & Services: 3.5%
37,172	Alphabet, Inc. - Class A 1
Life Sciences Tools & Services: 3.3%
63,484	Avantor, Inc. 1,2
14,800	IQVIA Holdings, Inc. 1
Managed Health Care: 1.6%
4,330	UnitedHealth Group, Inc.
Medical Equipment: 1.0%
2,600	Thermo Fisher Scientific, Inc.
Research & Consulting Services: 1.1%
154,600	Clarivate PLC 1,2

1,506,681

6,268,080

1,053,618

6,756,180

1,474,889

8,231,069

2,988,909

2,255,400

5,719,859

7,975,259

5,957,820

4,933,468

1,305,866

3,311,648

4,617,514

2,192,582

1,426,516

1,470,246

Technology Hardware, Storage & Peripherals: 6.6%

388,289	Avid Technology, Inc. 1
Thrifts & Mortgage Finance: 0.4%
25,057	HMN Financial, Inc.

TOTAL COMMON STOCKS (Cost $88,226,947)

PREFERRED STOCKS: 7.2%

Trading Companies & Distributors: 7.2%

376,332WESCO International, Inc., 10.630% 1

TOTAL PREFERRED STOCKS (Cost $10,132,800)

Principal

Amount

CORPORATE BONDS: 15.0%

Asset Management & Custody Banks: 4.6%

	Blue Owl Capital Corp.
3,000,000	3.750%, 07/22/2025
2,000,000	4.250%, 01/15/2026
	BlueLinx Holdings, Inc.
2,000,000	6.000%, 11/15/2029	3

Insurance Brokers & Services: 1.3%

Willis North America, Inc.

1,800,000 3.600%, 05/15/2024

Investment Banking & Brokerage: 3.2%

Goldman Sachs Capital II
5,560,000	6.264% (3 Month LIBOR USD + 0.768%), 8/31/2023 4,6
Oil & Gas Storage & Transportation: 5.6%
Hess Midstream Operations LP
8,000,000	5.625%, 02/15/2026 3

9,256,810

507,404

99,326,855

10,206,124

10,206,124

Value

2,802,082

1,875,365

1,781,900

6,459,347

1,766,596

4,587,000

7,887,200

Renewable Electricity: 0.3%
	NextEra Energy Operating Partners LP
495,000	4.250%, 07/15/2024 2,3		486,243
TOTAL CORPORATE BONDS
(Cost $20,012,259)			21,186,386
CONVERTIBLE BONDS: 0.2%

Mortgage Insurance: 0.2%
	MGIC Investment Corp.
200,000	9.000%, 04/01/2063 3		282,059
TOTAL CONVERTIBLE BONDS
(Cost $234,300)			282,059
Shares
SHORT-TERM INVESTMENTS: 3.1%
Money Market Funds: 3.1%
4,368,909	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 5.113% 5		4,368,909
Total Money Market Funds: 3.1%			4,368,909
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,368,909)			4,368,909
		Notional
		Value

TOTAL MISCELLANEOUS SECURITIES: 0.1% 7
(Cost $454,919)		$22,915,950	46,675
TOTAL INVESTMENTS IN SECURITIES: 96.0%
(Cost $123,430,134)			135,417,009
Other Assets in Excess of Liabilities: 4.0%			5,699,897
TOTAL NET ASSETS: 100.0%			$141,116,905

LIBOR - London Interbank Offered Rate

T a

1Non-income producing security.

2All or a portion of the shares of this security have been committed as collateral for securities sold short.

3Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Trust's Board of Trustees.

4Variable rate security; rate shown is the rate in effect on July 31, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.

5Annualized seven-day effective yield as of July 31, 2023.

6Perpetual call date security. Date shown is next call date.

7Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at July 31, 2023 (Unaudited) 1

Shares		Value
COMMON STOCKS: 34.6%
Aerospace & Defense: 1.1%
8,000	Axon Enterprise, Inc.	$1,487,440
Apparel, Accessories & Luxury: 1.6%

21,400	Oxford Industries, Inc.	2,307,990
Application Software: 1.6%
29,310	Descartes Systems Group, Inc.	2,282,370
Building Products: 1.0%

13,000	AAON, Inc.	1,368,380
Construction & Engineering: 1.3%

10,650	Comfort Systems USA, Inc.	1,852,781
Education Services: 0.5%
5,000	Duolingo, Inc.	775,950
Health Care Services: 0.6%

3,900	CorVel Corp.	797,784
Home Improvement Retail: 1.4%

16,600	Floor & Décor Holdings, Inc. - Class A	1,906,510
Home Improvement Stores: 0.7%
3,100	The Home Depot, Inc.	1,034,904
Homebuilding: 0.7%

3,500	TopBuild Corp.	958,755
Hotels, Resorts & Cruise Lines: 1.9%

21,570	Hyatt Hotels Corp.	2,725,370

Industrial Machinery: 3.0%
12,500	Illinois Tool Works, Inc.	3,291,500
5,800	Middleby Corp.	880,730
100	The Timken Co.	9,286

		4,181,516
Internet & Direct Marketing Retail: 0.6%

9,000	DoorDash, Inc.	817,110
Leisure Facilities: 0.8%
16,100	Planet Fitness, Inc. - Class A	1,087,394
Movies & Entertainment: 0.5%

4,500	Spotify Technology SA	672,345
Other Diversified Financial Services: 0.7%
12,000	Apollo Global Management, Inc.	980,520
Packaged Foods & Meats: 4.2%

14,502	Lancaster Colony Corp.	2,793,520
34,849	McCormick & Company. Inc. 2	3,118,289
		5,911,809
Personal Care Products: 0.9%

8,700	Inter Parfums, Inc.	1,301,172
Research & Consulting Services: 1.5%

23,600	Exponent, Inc.	2,114,088
Restaurants: 2.6%
823	Chipotle Mexican Grill, Inc.	1,614,956
18,100	Texas Roadhouse, Inc.	2,019,055
		3,634,011
Semiconductor Equipment: 1.4%

32,700	Kulicke & Soffa Industries, Inc.	1,958,076
Specialty Stores: 2.0%
9,800	Five Below, Inc.	2,041,732
1,600	Ulta Beauty, Inc.	711,680
		2,753,412
Technology Hardware, Storage & Peripherals: 2.3%

16,500	Apple, Inc.	3,241,425

Trading Companies & Distributors: 1.1%
9,000	SiteOne Landscape Supply, Inc.	1,530,000
Trucking: 0.4%
4,000	Landstar System, Inc.	814,360
TOTAL COMMON STOCKS

(Proceeds $46,453,915)		48,495,472
EXCHANGE-TRADED FUNDS: 13.0%

30,000	ARK Innovation ETF	1,513,500
63,400	Financial Select Sector SPDR Fund	2,239,922
30,900	Invesco S&P 500 Equal Weight ETF	4,785,792
12,500	iShares Russell 2000 ETF	2,483,875
9,700	iShares Russell 2000 Growth ETF	2,464,188
63,500	iShares Russell Mid-Cap ETF	4,820,285
TOTAL EXCHANGE-TRADED FUNDS

(Proceeds $17,225,255)		18,307,562
TOTAL SECURITIES SOLD SHORT: 47.6%
(Proceeds $63,679,170)		$66,803,034

Percentages are stated as a percent of net assets.

1Non-income producing security.

2Non-voting shares.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Otter Creek Long/Short Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United

States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of July 31, 2023. See the Schedule of Investments and Schedule of Securities Sold Short for an industry breakout.

Description	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$99,326,855	$–		$–	$99,326,855
Convertible Bonds	–	282,059		–	282,059
Corporate Bonds	–	21,186,386		–	21,186,386
Miscellaneous Securities	–	46,675		–	46,675
Preferred Stocks	10,206,124	–		–	10,206,124
Short-Term Investments	4,368,909	–		–	4,368,909
Total Investments in Securities
	$113,901,888	$21,515,121		$–	$135,417,009
Securities Sold Short:

Common Stocks	48,495,471	–		–	48,495,471
Exchange-Traded Funds	18,307,562	–		–	18,307,562
Total Securities Sold Short
	$66,803,033	$–		$–	$66,803,033